DESCRIPTION OF BUSINESS	12 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 – DESCRIPTION OF BUSINESS

Ohr Pharmaceutical, Inc. (“we,” “us,” “our,” “Ohr,” or the “Company”) is a pharmaceutical company which has been focused on the development of novel therapeutics and delivery technologies for the treatment of ocular disease.

On January 18, 2019, following a special meeting of the Company’s stockholders, the board of directors of the Company approved a one-for-twenty reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). On January 23, 2019, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Incorporation to effect the Reverse Stock Split. The Company’s common stock began trading on a split-adjusted basis when the market opened on February 4, 2019. As a result of the Reverse Stock Split, the outstanding common stock as of September 30, 2018 and 2017, has decreased from 56,466,428 and 56,196,428 shares of common stock, par value $0.0001 per share, to 2,829,248 and 2,815,748 shares of common stock, par value $0.0001 per share, respectively. Unless otherwise noted, impacted amounts and share information included in the September 30, 2018 financial statements and notes thereto, and elsewhere in this joint proxy statement/prospectus, have been retroactively adjusted for the Reverse Stock Split as if such Reverse Stock Split occurred on the first day of the first period presented. Certain amounts in the financial statements, the notes thereto, and elsewhere in this joint proxy statement/prospectus, may be slightly different than previously reported due to rounding of fractional shares as a result of the Reverse Stock Split.